SEGMENT AND GEOGRAPHIC INFORMATION (Total Revenue by Major Geographic Area) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Total revenue, net	$ 220,769		$ 213,246	$ 205,547	$ 196,652	$ 214,432		$ 210,084	$ 210,170	$ 196,185	$ 836,214		$ 830,871		$ 780,078
Total long-lived assets	208,648					188,257					208,648		188,257
United States
Segment Reporting Information [Line Items]
Total revenue, net											642,694	[1]	642,830	[1]	589,946	[1]
Total long-lived assets	187,608	[1]				166,508	[1]				187,608	[1]	166,508	[1]
Europe
Segment Reporting Information [Line Items]
Total revenue, net											93,977		90,920		97,184
Total long-lived assets	20,010					20,242					20,010		20,242
Rest of World
Segment Reporting Information [Line Items]
Total revenue, net											99,543		97,121		92,948
Total long-lived assets	$ 1,030					$ 1,507					$ 1,030		$ 1,507

[1]	Includes long-lived assets in Puerto Rico.